PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 95.6%
Common Stocks
Aerospace & Defense 0.6%
Spirit AeroSystems Holdings, Inc. (Class A Stock)	384,463	$11,264,766
Airlines 0.6%
Sun Country Airlines Holdings, Inc.*(a)	554,933	10,177,471
Automobiles 0.0%
Electric Last Mile Solutions, Inc.*	760,000	120,840
Banks 6.2%
BankUnited, Inc.(a)	507,662	18,057,537
East West Bancorp, Inc.	222,315	14,406,012
Eastern Bankshares, Inc.	822,811	15,189,091
Enterprise Financial Services Corp.	285,828	11,861,862
First Bancorp(a)	312,532	10,907,367
PacWest Bancorp	348,601	9,293,703
Pinnacle Financial Partners, Inc.	307,369	22,225,852
Wintrust Financial Corp.	121,352	9,726,363
		111,667,787
Biotechnology 4.5%
Apellis Pharmaceuticals, Inc.*(a)	468,379	21,180,099
Argenx SE (Netherlands), ADR*	63,281	23,975,905
Avid Bioservices, Inc.*(a)	422,657	6,449,746
Horizon Therapeutics PLC*	365,471	29,149,967
		80,755,717
Building Products 1.2%
Armstrong World Industries, Inc.	183,905	13,785,519
JELD-WEN Holding, Inc.*(a)	10,686	155,908
Zurn Water Solutions Corp.(a)	311,837	8,494,440
		22,435,867
Capital Markets 3.0%
AssetMark Financial Holdings, Inc.*	455,705	8,553,583
Bridge Investment Group Holdings, Inc. (Class A Stock)	858,163	12,477,690
Brightsphere Investment Group, Inc.	377,124	6,792,003
Focus Financial Partners, Inc. (Class A Stock)*(a)	250,763	8,540,988

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Lazard Ltd. (Class A Stock)	393,265	$12,745,719
Open Lending Corp. (Class A Stock)*(a)	397,707	4,068,542
		53,178,525
Chemicals 1.3%
Avient Corp.	581,027	23,287,562
Commercial Services & Supplies 0.8%
GFL Environmental, Inc. (Canada)(a)	321,296	8,289,437
Harsco Corp.*(a)	783,217	5,568,673
		13,858,110
Communications Equipment 0.5%
Ciena Corp.*	199,349	9,110,249
Construction & Engineering 4.2%
Great Lakes Dredge & Dock Corp.*	2,018,737	26,465,642
Quanta Services, Inc.(a)	171,079	21,443,042
WillScot Mobile Mini Holdings Corp.*(a)	836,973	27,134,665
		75,043,349
Construction Materials 1.1%
Summit Materials, Inc. (Class A Stock)*	874,631	20,370,156
Containers & Packaging 1.0%
Crown Holdings, Inc.	194,208	17,900,151
Electric Utilities 0.3%
PNM Resources, Inc.	101,918	4,869,642
Electrical Equipment 0.7%
Regal Rexnord Corp.(a)	105,558	11,982,944
Electronic Equipment, Instruments & Components 1.4%
Littelfuse, Inc.	100,528	25,538,133
Energy Equipment & Services 0.7%
Patterson-UTI Energy, Inc.(a)	745,817	11,754,076
Equity Real Estate Investment Trusts (REITs) 7.4%
Cousins Properties, Inc.	506,271	14,798,301

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Gaming & Leisure Properties, Inc.	782,347	$35,878,433
Independence Realty Trust, Inc.	1,284,752	26,632,909
National Storage Affiliates Trust	322,542	16,149,678
Plymouth Industrial REIT, Inc.	388,461	6,813,606
Retail Opportunity Investments Corp.	762,297	12,029,047
Summit Hotel Properties, Inc.*(a)	2,371,555	17,241,205
UMH Properties, Inc.	137,420	2,426,837
		131,970,016
Food & Staples Retailing 2.3%
Performance Food Group Co.*	883,834	40,638,687
Food Products 2.1%
Adecoagro SA (Brazil)	1,485,966	12,571,272
Darling Ingredients, Inc.*	411,965	24,635,507
		37,206,779
Health Care Equipment & Supplies 1.5%
Envista Holdings Corp.*(a)	367,494	14,163,219
Inari Medical, Inc.*(a)	130,934	8,902,202
Outset Medical, Inc.*(a)	307,436	4,568,499
		27,633,920
Health Care Providers & Services 3.7%
Acadia Healthcare Co., Inc.*	386,414	26,133,179
Molina Healthcare, Inc.*	115,317	32,243,786
Progyny, Inc.*(a)	288,138	8,370,409
		66,747,374
Health Care Technology 0.5%
Definitive Healthcare Corp.*(a)	295,997	6,787,211
Sophia Genetics SA (Switzerland)*	433,013	1,567,507
		8,354,718
Hotels, Restaurants & Leisure 1.7%
Bally’s Corp.*(a)	222,737	4,405,738
Bloomin’ Brands, Inc.	954,440	15,862,792

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Penn National Gaming, Inc.*(a)	225,995	$6,874,768
Rush Street Interactive, Inc.*(a)	629,243	2,938,565
		30,081,863
Household Durables 1.8%
Century Communities, Inc.	320,151	14,397,191
Toll Brothers, Inc.	388,535	17,328,661
		31,725,852
Independent Power & Renewable Electricity Producers 1.1%
NextEra Energy Partners LP	264,338	19,603,306
Insurance 6.8%
Alleghany Corp.*	41,380	34,473,678
Axis Capital Holdings Ltd.	653,993	37,336,460
James River Group Holdings Ltd.	155,574	3,855,124
RenaissanceRe Holdings Ltd. (Bermuda)	139,852	21,868,657
Ryan Specialty Holdings, Inc. (Class A Stock)*(a)	637,011	24,964,461
		122,498,380
IT Services 4.0%
Evo Payments, Inc. (Class A Stock)*	153,029	3,599,242
Globant SA*	67,460	11,738,040
Shift4 Payments, Inc. (Class A Stock)*(a)	400,714	13,247,605
TELUS International CDA, Inc. (Philippines)*	650,311	16,303,297
WEX, Inc.*	174,371	27,125,153
		72,013,337
Leisure Products 1.3%
Brunswick Corp.	349,764	22,867,570
Machinery 4.6%
Energy Recovery, Inc.*(a)	409,008	7,942,936
Enerpac Tool Group Corp.	741,347	14,100,420
Gates Industrial Corp. PLC*	924,294	9,991,618
Trinity Industries, Inc.(a)	1,487,437	36,025,724
Westinghouse Air Brake Technologies Corp.	184,886	15,175,443
		83,236,141

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Marine 0.5%
Kirby Corp.*	145,170	$8,832,143
Media 0.2%
Cardlytics, Inc.*(a)	177,476	3,959,490
Metals & Mining 0.3%
ERO Copper Corp. (Brazil)*	691,404	5,838,690
Mortgage Real Estate Investment Trusts (REITs) 1.5%
Ladder Capital Corp.	1,234,358	13,010,133
Starwood Property Trust, Inc.	687,728	14,366,638
		27,376,771
Multi-Utilities 1.1%
CenterPoint Energy, Inc.(a)	664,275	19,649,255
Oil, Gas & Consumable Fuels 6.0%
Oasis Petroleum, Inc.	217,397	26,446,345
PDC Energy, Inc.	721,202	44,433,255
Targa Resources Corp.	601,838	35,911,674
		106,791,274
Pharmaceuticals 2.1%
Jazz Pharmaceuticals PLC*(a)	124,871	19,481,125
Pacira BioSciences, Inc.*(a)	184,626	10,763,696
Revance Therapeutics, Inc.*(a)	553,948	7,655,561
		37,900,382
Professional Services 2.5%
ASGN, Inc.*	178,242	16,086,341
HireRight Holdings Corp.*	308,643	4,385,817
Huron Consulting Group, Inc.*	118,159	7,679,153
KBR, Inc.(a)	345,172	16,702,873
		44,854,184
Real Estate Management & Development 0.8%
Howard Hughes Corp. (The)*	209,161	14,233,406
Road & Rail 1.1%
Saia, Inc.*(a)	108,570	20,411,160

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 2.7%
MACOM Technology Solutions Holdings, Inc.*	81,448	$3,754,753
MaxLinear, Inc.*(a)	109,125	3,708,067
Tower Semiconductor Ltd. (Israel)*(a)	643,014	29,694,387
Universal Display Corp.	113,903	11,520,149
		48,677,356
Software 4.3%
Clear Secure, Inc. (Class A Stock)*(a)	433,358	8,667,160
Descartes Systems Group, Inc. (The) (Canada)*	93,511	5,803,293
KnowBe4, Inc. (Class A Stock)*(a)	842,741	13,163,614
LiveVox Holdings, Inc.*	642,255	1,066,143
PagerDuty, Inc.*(a)	207,388	5,139,075
Paycom Software, Inc.*	25,475	7,136,057
Smartsheet, Inc. (Class A Stock)*	286,133	8,993,160
Sprout Social, Inc. (Class A Stock)*(a)	433,240	25,158,247
Verint Systems, Inc.*	53,388	2,260,982
		77,387,731
Specialty Retail 0.5%
Citi Trends, Inc.*(a)	238,926	5,650,600
Warby Parker, Inc. (Class A Stock)*(a)	254,387	2,864,398
		8,514,998
Textiles, Apparel & Luxury Goods 2.7%
Kontoor Brands, Inc.(a)	492,818	16,445,337
On Holding AG (Switzerland) (Class A Stock)*(a)	435,445	7,703,022
Ralph Lauren Corp.(a)	269,341	24,146,420
		48,294,779
Thrifts & Mortgage Finance 0.5%
WSFS Financial Corp.	230,211	9,229,159
Trading Companies & Distributors 1.4%
Core & Main, Inc. (Class A Stock)*(a)	454,196	10,128,571
Rush Enterprises, Inc. (Class A Stock)	293,479	14,145,688
		24,274,259

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Water Utilities 0.5%
Essential Utilities, Inc.	205,035	$9,400,855

Total Long-Term Investments (cost $1,693,176,899)		1,713,519,180

Short-Term Investments 26.9%
Affiliated Mutual Fund 22.0%
PGIM Institutional Money Market Fund (cost $393,981,791; includes $393,617,858 of cash collateral for securities on loan)(b)(we)	394,364,500	394,009,571
Unaffiliated Fund 4.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $87,553,314)	87,553,314	87,553,314

Total Short-Term Investments (cost $481,535,105)		481,562,885

TOTAL INVESTMENTS 122.5% (cost $2,174,712,004)		2,195,082,065
Liabilities in excess of other assets (22.5)%		(402,863,938)

Net Assets 100.0%		$1,792,218,127

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $383,215,498; cash collateral of $393,617,858 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).